FINANCIAL INSTRUMENTS - Gains (Losses) on Non-hedge Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	$ 0	$ 6
Non-hedging contracts
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness	0	(5)
Gains (losses) on change in fair value of derivatives	0	11
Gold
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	4
Silver
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	2	7
Copper
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	(1)
Fuel
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	1	0
Currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	$ (3)	$ 1